Summarized Financial Information of Citizens Holding Company	12 Months Ended
Dec. 31, 2014
Summarized Financial Information of Citizens Holding Company

Note 11. Summarized Financial Information of Citizens Holding Company

Summarized financial information of Citizens Holding Company, excluding the Bank, at December 31, 2014 and 2013, and for the years ended December 31, 2014, 2013 and 2012, is as follows:

Balance Sheets

December 31, 2014 and 2013

	2014	2013
Assets
Cash (1)	$1,688,497	$1,750,766
Investment in bank subsidiary (1)	79,797,988	64,188,216
Other assets (1)	371,301	327,220

Total assets	$81,857,786	$66,266,202

Liabilities
Other liabilities	$—	$—

Stockholders’ equity	81,857,786	66,266,202

Total liabilities and stockholders’ equity	$81,857,786	$66,266,202

(1)	Fully or partially eliminates in consolidation.

Income Statements

Years Ended December 31, 2014, 2013 and 2012

	2014	2013	2012
Interest income (1)	$2,140	$2,140	$3,348

Other income
Dividends from bank subsidiary (1)	4,371,900	4,332,000	4,332,000
Equity in undistributed earnings of bank subsidiary (1)	3,241,870	2,898,509	2,603,735
Other income	1,676	—	—

Total other income	7,615,446	7,230,509	6,939,083

Other expense	263,598	136,317	252,278

Income before income taxes	7,351,848	7,096,332	6,686,805
Income tax benefit	(97,610)	(53,528)	(97,194)

Net income	$7,449,759	$7,149,860	$6,783,999

(1)	Eliminates in consolidation.

Statements of Cash Flows

Years Ended December 31, 2014, 2013 and 2012

	2014	2013	2012
Cash flows from operating activities
Net income	$7,449,759	$7,149,860	$6,783,999
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(3,241,870)	(2,898,509)	(2,603,735)
Stock compensation expense	115,000	—	119,834
Increase in other assets	(44,082)	(1,032)	(40,774)
Decrease in other liabilities	—	(400)	—

Net cash provided by operating activities	4,278,807	4,249,919	4,259,324

Cash flows from financing activities
Dividends paid to stockholders	$(4,341,076)	$(4,285,371)	$(4,276,282)
Proceeds from stock option exercises	—	128,950	257,425

Net cash used by financing activities	(4,341,076)	(4,156,421)	(4,018,857)

Net increase in cash	(62,269)	93,498	240,467

Cash, beginning of year	1,750,766	1,657,268	1,416,801

Cash, end of year	$1,688,497	$1,750,766	$1,657,268

The Bank is required to obtain approval from state regulators before paying dividends.